Financial assets and liabilities - Summary of detailed information about borrowings (Parenthetical) (Detail) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 3,154,077	$ 1,448,567
ON XVII [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings	1,200
ON XVIII [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings	2,500
ON XXI [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings	2,650
ON XXIII [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 20,000